Tax (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income taxes paid (refund) [abstract]
Profit before tax	£ 2,758	£ 2,818
UK corporation tax thereon at 25.0% (2024: 25.0%)	(689)	(704)
Impact of surcharge on banking profits	(81)	(78)
Non-deductible costs: conduct charges	1	4
Other non-deductible costs	(108)	(98)
Non-taxable income	0	33
Tax relief on coupons on other equity instruments	54	42
Tax-exempt gains on disposals	2	0
Remeasurement of deferred tax due to rate changes	0	3
Differences in overseas tax rates	5	(3)
Adjustments in respect of prior years	(2)	(10)
Tax expense	£ (818)	£ (811)
UK corporation tax rate	25.00%	25.00%